Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 109,525	$ 35,363
Restricted cash		35,313
Accounts receivable	34,680	34,308
Inventories	13,863	14,568
Prepaid expenses and deposits	5,746	3,975
Total current assets	163,814	123,527
Non-current assets
Property, plant and equipment	941,374	963,050
Deferred income tax asset	68,295	87,681
Total non-current assets	1,009,669	1,050,731
Total assets	1,173,483	1,174,258
Current liabilities
Accounts payable and accrued liabilities	59,850	46,569
Current portion of long-term debt	44,321	63,250
Warrant liability	18,630
Taxes payable	1,063
Current portion of lease liabilities	6,002	98
Risk management contracts	417	27,004
Total current liabilities	130,283	136,921
Non-current liabilities
Long-term debt	332,029	191,158
Lease liabilities	7,722	865
Decommissioning liabilities	8,449	7,543
Total non-current liabilities	348,200	199,566
Total liabilities	478,483	336,487
Shareholders’ equity
Share capital	158,515	15
Contributed surplus	9,788	44,674
Retained earnings (deficit)	526,697	793,082
Total shareholders' equity	695,000	837,771
Total liabilities and shareholders' equity	$ 1,173,483	$ 1,174,258